GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended					12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Income (Loss)			$ (1,819,543)	$ (954,298)	$ (509,441)	$ (1,066,920)	$ (594,936)	$ (3,125,595)	$ (1,787,669)
Net cash provided by (used in) operating activities			(424,389)				(259,977)	(1,370,123)	(1,230,347)
Stockholders' deficit			$ (4,126,415)	(4,244,151)	$ (3,402,128)	$ (2,892,689)	$ (2,267,412)	(4,244,151)	(1,990,976)	$ (1,200,545)
S and S Beverage [Member]
Net Income (Loss)	$ (3,467)	$ (82,401)						(628,469)	(774,792)
Net cash provided by (used in) operating activities	(26,696)	$ (97,190)						(584,438)	(486,613)
Stockholders' deficit	$ (659,519)			$ (656,052)				$ (656,052)	$ (52,583)